Loans and Allowance for Credit Losses - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans pledged at the Federal Home Loan Bank	$ 372,249	$ 366,456
Loans pledged at the Federal Reserve Bank	85,100	82,800
Net unearned interest and deferred fees and costs on originated loans and unamortized premiums and discounts on purchased loans	2,500	2,700
Non-performing assets	1,800	1,500
Nonperforming loans	1,800	1,400
Non-performing OREO	21	26
Non-performing assets other	18	19
Foreclosed residential real estate property included in OREO	21	26
Foreclosed residential real estate related to mortgage loans whose payments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs	46	47
Residential mortgage loans secured by residential real estate in process of foreclosure	576	728
Modified loans	4,423	3,726
Commitments to lend	510
Trial Modifications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Modified loans	189
GNMA loans upon foreclosure
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential mortgage loans secured by residential real estate in process of foreclosure	354	487
Federal Home Loan Bank
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans pledged at the Federal Home Loan Bank	$ 127,600	$ 123,100